Financial Liabilities Designated At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2021
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Financial Liabilities Designated At Fair Value Through Profit Or Loss
18	FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial liabilities designated at fair value through profit or loss at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Borrowings	¥24,971	¥—
Debt securities in issue	214,548	—

Total financial liabilities designated at fair value through profit or loss	¥239,519	¥—

From April 1, 2020, the Group adopted the fair value option for certain financial liabilities which were issued by the Group’s securities subsidiary. As part of risk management, the Group enters into derivative transactions to offset the profit or loss of financial liabilities containing embedded derivatives, designated at fair value through profit or loss (“FVPL”) under the fair value option. The carrying amount of financial liabilities designated at FVPL at March 31, 2021 was ¥2,980 million more than the contractual amount required to be paid at maturity. The cumulative losses arising from changes in own credit risk of financial liabilities designated at FVPL were ¥4,981 million at March 31, 2021.